Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	2,540,000	$0.22	4.52	$1,074,245
Granted	290,000	0.84
Forfeited	(401,475)	0.22
Exercised	(1,670,400)	0.230
Outstanding, September 30, 2021	758,125	$0.42	3.93	$514,928
Exercisable, September 30, 2021	413,875	$0.56	3.99	$262,473

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	300,000	$8.00	2.00	$-
Granted	-	$
Forfeited	-
Exercised	-
Outstanding, December 31, 2019	300,000	$8.00	1.00	$-
Granted	4,040,000	1.62
Forfeited	(1,800,000)	4.67
Exercised	-
Outstanding, December 31, 2020	2,540,000	$0.22	4.52	$1,074,245
Exercisable, December 31, 2020	1,162,875	$0.22	4.52	$491,821

Schedule of Options Outstanding by Exercise Price Range

The exercise price for options outstanding and exercisable at September 30, 2021:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
20,000	$0.210	20,000	$0.210
528,125	0.215	252,625	0.215
15,000	0.220	2,500	0.220
155,000	0.530	98,750	0.530
20,000	2.120	20,000	2.120
20,000	3.800	20,000	3.800
758,125		413,875

Warrants

The following is a summary of warrant activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	1,631,250	$4.08	2.38	$-
Granted	1,106,250	2.64
Forfeited	-
Exercised	-
Outstanding, September 30, 2021	2,737,500	$3.50	2.89	$-
Exercisable, September 30, 2021	2,737,500	$3.50	2.89	$-

The exercise price for options outstanding and exercisable at December 31, 2020:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
2,505,000	$0.215	1,147,875	$0.215
35,000	0.220	15,000	0.220
2,540,000		1,162,875

Summary of Warrant Activity

The following is a summary of warrant activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	1,631,250	$4.08	2.38	$-
Granted	1,106,250	2.64
Forfeited	-
Exercised	-
Outstanding, September 30, 2021	2,737,500	$3.50	2.89	$-
Exercisable, September 30, 2021	2,737,500	$3.50	2.89	$-

The following is a summary of warrant activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	1,500,000	$4.00	4.44	$6,000,000
Granted	131,250	5.00
Forfeited	-
Exercised	-
Outstanding, December 31, 2019	1,631,250	$4.08	3.38	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, December 31, 2020	1,631,250	$4.08	2.38	$-
Exercisable, December 31, 2020	1,631,250	$4.08	2.38	$-

Schedule of Warrants Outstanding by Exercise Price Range	The exercise price for warrants outstanding at September 30, 2021:
Outstanding and Exercisable
Number of	Exercise
Warrants	Price
450,000	$2.10
656,250	3.00
1,500,000	4.00
131,250	5.00
2,737,500
The exercise price for warrants outstanding at December 31, 2020:
Outstanding and Exerciseable
Number of	Exercise
Warrants	Price
1,500,000	$4.00
131,250	5.00
1,631,250

Schedule of Assumptions Used
Risk-free interest rate	0.76 – 0.87%
Expected life of the options	5 years
Expected volatility	180%-190%
Expected dividend yield	0%

The assumptions used during the year ended December 31, 2020 in calculating the fair value of options granted using the Black-Scholes option-pricing model for options granted are as follows:

Risk-free interest rate	0.28% - 1.59%
Expected life of the options	5.0 years
Expected volatility	195%-212%
Expected dividend yield	0%